Fair Value Measurements and Financial Instruments - Narrative (Details) $ in Millions			6 Months Ended
	Jun. 30, 2024 USD ($)	Dec. 31, 2023	Jun. 30, 2024 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Time to expiry (in years)	2 years 6 months 25 days	3 years 25 days
Volatility (in percent)	80.50%	64.00%
Risk free rate of return (in percent)	4.60%	4.00%
Secured Convertible Notes | Convertible Debt
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notes debt	$ 6.4		$ 6.4
Secured Convertible Notes | Convertible Debt | Measurement Input, Credit Spread | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible debt, measurement input	0.2567		0.2567
Secured Convertible Notes | Convertible Debt | Measurement Input, Credit Spread | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible debt, measurement input	0.3817		0.3817
Secured Convertible Notes | Convertible Debt | Measurement Input, Price Volatility
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible debt, measurement input	0.60		0.60
Secured Convertible Notes | Convertible Debt | Measurement Input, Risk Free Interest Rate
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible debt, measurement input	0.045		0.045
PIPE Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Time to expiry (in years)			2 years 7 months 6 days
Volatility (in percent)			80.50%
Risk free rate of return (in percent)			4.60%
Sponsor Earnout
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Time to expiry (in years)			2 years 7 months 6 days
Volatility (in percent)			80.50%
Risk free rate of return (in percent)			4.60%
Liberty Warrants and Liberty Advisory Fee Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Time to expiry (in years)			2 years 7 months 6 days
Volatility (in percent)			80.20%
Risk free rate of return (in percent)			4.60%